SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Shares subject to the employee share purchase plan	1,156,437	1,233,812	194,625
Total	64,050,412	62,299,717
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	50,773,337	48,923,903
Outstanding share options and RSUs
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	3,164,395	4,294,853
2021 plan
Class of Stock [Line Items]
Shares available for future grants under the plan	8,941,243	7,847,149
2024 Foundation plan
Class of Stock [Line Items]
Shares available for future grants under the plan	15,000	0